Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingent Liabilities [Abstract]
2019	$ 2,549
2020	2,415
2021	2,114
2022	1,998
2023 and thereafter	5,335
Total	$ 14,411